Right-of-use assets	12 Months Ended
Dec. 31, 2022
Right-of-use Assets
Right-of-use assets

Note	15 | Right-of-use assets

The Company leases commercial offices, two warehouses, the headquarters building (comprised of administrative, commercial and technical offices), the Energy Handling and Transformer Center (two buildings and a plot of land located within the perimeter of Puerto Nuevo and Nuevo Puerto Power Generation Plant) and Las Heras Substation. The Company’s lease contracts have cancelable terms and lease periods of 2 to 3 years.

The leases recognized as right-of-use assets in accordance with IFRS 16 and the development thereof are disclosed below:

	12.31.22	12.31.21
Balance at beginning of year	828	670
Additions	912	1,050
Depreciation for the year	(1,033)	(892)
Balance at end of the year	707	828